Notes To The Consolidated Statements Of Cash Flows - Additional Information (Detail) $ in Millions			12 Months Ended
	Apr. 26, 2019 shares	Apr. 10, 2019 USD ($) shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 HKD ($)
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Purchasing financial assets			$ 148,671,602
Peoceeds from Disposel of equity linked notes by subsidiary			195,789,033
Exercise of warrants				$ 94,197,600
Gain recognized on investment of equity linked notes			$ 82,948,667
Class A ordinary shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Exercise of warrants		$ 10
Number of ordinary shares issued during the period | shares	8,236,838	1,666,666		7,307,692
Fellow Subsidiaries [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Purchasing financial assets					$ 203,607,914